[THE AMERICAN FUNDS GROUP(R)]

AMERICAN BALANCED FUND


[cover: one red leaf and one yellow leaf flank the cover at opposite ends.]


SEMI-ANNUAL REPORT
For the six months ended
June 30, 1998


AMERICAN BALANCED FUND(R) SEEKS CONSERVATION OF CAPITAL, CURRENT INCOME, AND LONG-TERM GROWTH OF BOTH CAPITAL AND INCOME BY INVESTING IN STOCKS AND FIXED-INCOME SECURITIES. IT IS MANAGED AS THOUGH IT CONSTITUTES THE COMPLETE INVESTMENT PROGRAM OF THE PRUDENT INVESTOR.


AMERICAN BALANCED FUND IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY. SINCE 1931, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1998, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods - 10 years: +255.06%, or +12.51% a year; 5 years: +82.49%, or +12.78% a year; 12 months: +7.43%. Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of July 31, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 3.30%.


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.


Fellow shareholders:


The U.S. stock market continued its long upward run during the first six months of this year. The bond market also gained strength as long-term interest rates moved lower.


Your investment in American Balanced Fund earned a total return of 6.2% for the half year ended June 30. That trailed the Lipper Balanced Funds Index, which posted a 9.6% return. These results assume you reinvested your income dividends of 28 cents a share and the capital gain distribution of 8 cents a share paid during the period.


The U.S. stock market, as measured by the unmanaged Standard & Poor's 500 Composite Index, produced a total return of 17.7% for the six months. We find this remarkable considering that it comes on top of the unprecedented 125% total return produced by the market during the previous three years. During the first six months of the year, bonds produced a 3.9% return on a reinvested basis, as measured by the unmanaged Lehman Brothers Aggregate Bond Index.


While the fund continues to hold a broadly diversified portfolio of stocks and bonds, the stock market's strength has become increasingly concentrated in a few large, highly valued firms. Of the 500 stocks in the S&P 500, only 175 outperformed the index during the first six months of this year. Further, the 50 largest companies in the S&P 500 at the period end, which accounted for more than half of its value because the index is weighted by size, rose more than 28% in the period, far outpacing the gain registered by the index as a whole. These "top 50" stocks are selling at an average price of 32 times our 1998 earnings estimates, while the other 450 stocks in the index sell at an average of 16 times our estimated earnings.


During the half year, some of the fund's largest industry holdings trailed the broader market. Cyclical companies that rely on commodities such as oil, metals and paper products were hurt by Asia's economic troubles, which reduced demand for raw materials. Oil stocks accounted for about 7% of American Balanced Fund's holdings throughout the period, making it the largest single industry in the portfolio. We believe that valuations in this group are still attractive, barring a long-term collapse in the price of oil. The fund also had 3% of its holdings in forest products and paper, which continue to disappoint. Higher yielding stocks, such as electric utilities, also lagged the S&P 500.


On the other hand, several of the fund's holdings registered strong price gains. Pharmaceutical company Warner-Lambert, our second-largest holding at the end of the period, rose 68% during the six months. Beneficial, also one of the fund's top ten holdings at the period's end, rose 84%, Nokia increased 107%, and Chrysler, which was added to the portfolio during the period, rose 38% after the fund made its investment.


The recent wave of mergers and acquisitions put several of your fund's holdings in the spotlight. General Re, the fund's largest holding, Wells Fargo and Chrysler are all slated to be acquired. Ameritech, our fourth-largest holding, received a buyout offer from SBC Communications, and BankAmerica is involved in a proposed merger with NationsBank. The stocks of some of these companies - most notably Chrysler - rose sharply after the mergers were announced but others reacted only slightly.


In the current market, where gains have been highly concentrated in a few companies and price/earnings ratios are at record levels, finding attractively valued stocks has become increasingly difficult. As a result, our stock holdings remain near the low end of the fund's range of between 50% and 75%. At the end of the period, 56% of the fund's assets was invested in common stocks, essentially unchanged from the end of 1997.


The first half of this year was a good period in the bond market. Although the economy remained healthy and consumer spending was strong, several factors including a reduction of inventories helped dampen inflation. The Federal Reserve Board also chose to leave short-term interest rates unchanged during the period. The combination of low inflation and a hands-off stance by the Fed helped push bond prices higher. During the period, the fixed-income portion of the portfolio remained largely unchanged.


Financial troubles in Asia and Russia and concerns surrounding India and Pakistan caused overseas investors to move money to the U.S. in a "flight to quality." This increased the demand for U.S. Treasury bonds, boosting prices, and had a favorable impact on stock prices as well. As the price of bonds rose, the value of your fund's fixed-income holdings also increased and contributed to the fund's return for the six months.


During the first half of this year, the number of shareholder accounts grew by more than 13%. We welcome all our new shareholders and look forward to reporting to you again in six months.


Cordially,

/S/ Walter P. Stern              /S/ Robert G. O'Donnell

Walter P. Stern                    Robert G. O'Donnell
Chairman of the Board              President


July 31, 1998

American Balanced Fund
Investment Portfolio  June 30,1998 (unaudited)
----------------------------------------------                   ---------  --------- ---------
                                                                   Percent
                                                                        of
TEN LARGEST EQUITY HOLDINGS                                     Net Assets

General Re                                                            1.59%
Warner-Lambert                                                        1.47
Hewlett-Packard                                                       1.45
Ameritech                                                             1.23
St. Paul                                                              1.11
Genuine Parts                                                         1.10
York International                                                    1.08
Amoco                                                                 1.03
Wells Fargo                                                            .98
Beneficial                                                             .95


INVESTMENT MIX BY SECURITY TYPE
----------------------------------------------

[pie chart]
Common Stocks                                                        56.00%
Goverment Bonds                                                      16.00%
Corporate Bonds                                                      12.00%
Convertible Securities and Preferred Stock                            2.00%
Cash and Equivalents                                                 14.00%

                                                                               Market   Percent
                                                                 Number of      Value    of Net
COMMON STOCKS                                                       Shares      (000)    Assets
----------------------------------------------                   ---------  --------- ---------
ENERGY

Energy Sources- 5.91%
Amoco Corp.                                                      1,400,000     58,275      1.03%
Ashland Inc.                                                       500,000     25,813       .45
Atlantic Richfield Co.                                             520,000     40,625       .72
Kerr-McGee Corp.                                                   500,000     28,938       .51
Murphy Oil Corp.                                                   917,400     46,501       .82
Pennzoil Co.                                                       750,000     37,969       .67
Phillips Petroleum Co.                                           1,000,000     48,187       .85
Royal Dutch Petroleum Co. (New York Registered Shares)             560,000     30,695       .54
Texaco Inc.                                                        400,000     23,875       .42
Ultramar Diamond Shamrock Corp.                                  1,650,000     52,078       .92

Utilities: Electric & Gas - 2.35%
Baltimore Gas and Electric Co.                                   1,000,000     31,063       .55
Duke Energy Corp.                                                  600,000     35,550       .63
FPL Group, Inc.                                                    400,000     25,200       .44
PP & L Resources, Inc.                                             800,000     18,150       .32
Southern Electric PLC                                              750,000      6,875
Southern Electric PLC (ADR)                                      1,750,000     16,283       .41
                                                                            --------- ---------
                                                                              526,077      9.28
                                                                            --------- ---------
MATERIALS

Chemicals - 2.45%
Air Products and Chemicals, Inc.                                   700,000     28,000       .49
Dow Chemical Co.                                                   250,000     24,172       .43
E.I. du Pont de Nemours and Co.                                    400,000     29,850       .53
Millennium Chemicals Inc.                                          844,400     28,604       .50
Praxair, Inc.                                                      600,000     28,087       .50

Forest Products & Paper - 3.03%
Georgia-Pacific Corp., Georgia-Pacific Group                       600,000     35,362
Georgia-Pacific Corp., Timber Group                                490,000     11,301       .82
International Paper Co.                                            650,000     27,950       .49
Louisiana-Pacific Corp.                                          1,086,000     19,819       .35
Sonoco Products Co.                                                880,000     26,620       .47
Union Camp Corp.                                                   650,000     32,256       .57
Weyerhaeuser Co.                                                   400,000     18,475       .33

Metals: Nonferrous - 0.84%
Aluminum Co. of America                                            725,000     47,805       .84
                                                                            --------- ---------
                                                                              358,301      6.32
                                                                            --------- ---------
CAPITAL EQUIPMENT

Aerospace & Military Technology - 0.67%
Boeing Co.                                                         850,000     37,878       .67

Data Processing & Reproduction - 2.06%
Hewlett-Packard Co.                                              1,375,000     82,328      1.45
International Business Machines Corp.                              300,000     34,444       .61

Electrical & Electronic - 2.02%
Nokia Corp., Class A (ADR)                                         400,000     29,025       .51
Telefonaktiebolaget LM Ericsson, Class B (ADR)                     850,000     24,331       .43
York International Corp.                                         1,400,000     60,987      1.08

Electronic Components - 0.42%
AMP Inc.                                                           700,000     24,062       .42

Industrial Components - 2.14%
Dana Corp.                                                         450,000     24,075       .42
Eaton Corp.                                                        450,000     34,988       .62
Genuine Parts Co.                                                1,800,000     62,213      1.10

Machinery & Engineering- 0.65%
Caterpillar Inc.                                                   700,000     37,013       .65
                                                                            --------- ---------
                                                                              451,344      7.96
                                                                            --------- ---------
CONSUMER GOODS

Automobiles - 1.21%
Chrysler Corp.                                                     900,000     50,738       .90
Suzuki Motor Corp.                                               1,900,000     17,335       .31

Beverages & Tobacco - 3.16%
Anheuser-Busch Companies, Inc.                                     400,000     18,875       .33
Imperial Tobacco Ltd.                                            4,000,000     29,522       .52
Philip Morris Companies Inc.                                     1,100,000     43,313       .76
RJR Nabisco Holdings Corp.                                       1,675,000     39,781       .70
UST Inc.                                                         1,775,000     47,925       .85

Food & Household Products - 0.72%
General Mills, Inc.                                                350,000     23,931       .42
Sara Lee Corp.                                                     300,000     16,781       .30

Health & Personal Care - 2.97%
AB Astra, Class A (ADR)                                          1,800,000     36,900       .65
Eli Lilly and Co.                                                  400,000     26,425       .47
Pfizer Inc                                                         200,000     21,738       .38
Warner-Lambert Co.                                               1,200,000     83,250      1.47
                                                                            --------- ---------
                                                                              456,514      8.06
                                                                            --------- ---------
SERVICES

Broadcasting & Publishing - 0.88%
Gannett Co., Inc.                                                  700,000     49,744       .88

Business & Public Services - 2.71%
Browning-Ferris Industries, Inc.                                 1,375,000     47,781       .84
Columbia/HCA Healthcare Corp.                                      825,000     24,028       .42
Electronic Data Systems Corp.                                      850,000     34,000       .60
Waste Management, Inc.                                           1,375,000     48,125       .85

Merchandising - 2.55%
Circuit City Stores, Inc. - Circuit City Group                     590,000     27,656       .49
May Department Stores Co.                                          650,000     42,575       .75
Thorn PLC                                                        2,424,400     10,121
Thorn PLC (ADR)                                                  1,749,997     28,000       .67
Wal-Mart Stores, Inc.                                              600,000     36,450       .64

Telecommunications - 2.04%
Ameritech Corp.                                                  1,550,000     69,556      1.23
AT&T Corp.                                                         400,000     22,850       .40
U S WEST, Inc.                                                     500,000     23,500       .41

Transportation: Rail & Road - 0.77%
Norfolk Southern Corp.                                           1,000,000     29,813       .53
Union Pacific Corp.                                                301,400     13,299       .24
                                                                            --------- ---------
                                                                              507,498      8.95
                                                                            --------- ---------
FINANCE

Banking - 3.33%
BankAmerica Corp.                                                  500,000     43,219       .76
Bank of Tokyo-Mitsubishi, Ltd. (ADR)                             1,300,000     14,300       .25
First Virginia Banks, Inc.                                         480,450     24,563       .43
Fleet Financial Group, Inc.                                        410,000     34,235       .60
J.P. Morgan & Co. Inc.                                              80,000      9,370       .17
Sakura Bank, Ltd.                                                3,000,000      7,820       .14
Wells Fargo & Co.                                                  150,000     55,350       .98

Financial Services - 1.38%
Beneficial Corp.                                                   350,000     53,616       .95
Fannie Mae                                                         400,000     24,300       .43

Insurance - 5.28%
Aetna Inc.                                                         300,000     22,837       .40
Allstate Corp.                                                     350,000     32,047       .57
American General Corp.                                             610,690     43,473       .77
General Re Corp.                                                   355,000     89,992      1.59
Lincoln National Corp.                                             300,000     27,413       .48
Royal & Sun Alliance Insurance Group PLC                         2,000,000     20,689       .36
St. Paul Companies, Inc.                                         1,500,000     63,094      1.11

Real Estate - 1.00%
Equity Residential Properties Trust                                500,000     23,719       .42
Spieker Properties, Inc.                                           850,000     32,938       .58
                                                                            --------- ---------
                                                                              622,975     10.99
                                                                            --------- ---------
MISCELLANEOUS
Miscellaneous - 4.09%
Other common stocks in initial period of acquisition                          231,781      4.09
                                                                            --------- ---------
TOTAL COMMON STOCKS                                                         3,154,490     55.65
                                                                            --------- ---------

                                                                 Shares or
                                                                 Principal
CONVERTIBLE SECURITIES AND PREFERRED STOCK                          Amount
----------------------------------------------                   ---------  --------- ---------
Transportation: Rail & Road - 0.02%
Union Pacific Capital Trust TIDES 6.25% convertible
 preferred (1)                                                      30,000      1,402       .02

Banking - 0.14%
NB Capital Corp. 8.35% noncumulative exchangeable
 preferred, Series A                                                 7,500      7,758       .14

Financial Services - 0.66%
Bell Atlantic Financial Services, Inc. 5.75% 2003 (1)           $6,410,000      6,538       .12
Fuji JGB Investment LLC 9.87% noncumulative preferred,
 Series A (1)                                                   $6,500,000      5,785       .10
IBJ Preferred Capital Co. LLC 8.79% noncumulative
 preferred, Series A (1)                                        $3,150,000      2,876       .05
SB Treasury Co. LLC 9.40% noncumulative preferred,
 Series A (1)                                                   $8,000,000      7,951       .14
Tokai Preferred Capital Co. LLC 9.98% noncumulative
 preferred, Series A (1)                                        $15,000,000    13,875       .25

Insurance - 0.22%
Mediaone 7.625% DECS exchangeable notes 1998 (convertible into
 Enhance Financial Services Group common stock) (formerly US
 WEST, Inc.)                                                       216,700     12,542       .22

Multi-Industry - 0.12%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
 perpetual capital securities (1)                                  370,000      6,886       .12

Real Estate - 0.22%
Security Capital Industrial Trust, Series D, 7.92% 2009            500,000     12,281       .22

MISCELLANEOUS
Miscellaneous - 0.49%
Other convertible securities and preferred stock in initial
 period of acquisition                                                         27,937       .49
                                                                            --------- ---------
TOTAL CONVERTIBLE SECURITIES AND PREFERRED STOCK                              105,831      1.87
                                                                            --------- ---------
TOTAL EQUITY SECURITIES                                                     3,260,321     57.52
                                                                            --------- ---------

                                                                 Principal
                                                                    Amount
BONDS AND NOTES                                                      (000)
----------------------------------------------                   ---------  --------- ---------
Industrials - 3.76%
Columbia/HCA Healthcare Corp. 7.15% 2004                            $4,000      3,919       .07
Comcast Cable Communications, Inc. 8.375% 2007                       5,250      5,871       .10
Deere & Co. 8.95% 2019                                               7,330      8,757       .15
Fort James Corp. 6.625% 2004                                         8,000      8,120       .14
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                       5,000      3,700
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                      12,500      9,750       .24
Hearst-Argyle Television, Inc. 7.00% 2018                            7,500      7,601       .13
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037 (1)      10,000      8,275       .15
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                 12,025      9,560       .17
Inco Ltd. 9.875% 2019                                                4,200      4,438
Inco Ltd. 9.60% 2022                                                 5,000      5,531       .18
May Department Stores Co. 9.875% 2021                                6,500      7,302       .13
News America Holdings Inc. 10.125% 2012                              2,000      2,333
News America Holdings Inc. 7.43% 2026                               10,000     10,654       .23
OXYMAR 7.50% 2016 (1)                                                6,000      6,053       .11
Pan Pacific Industrial Investments PLC 0% 2007 (1)                  25,000      9,618       .17
PDVSA Finance Ltd. 7.40% 2016 (1)                                   12,000     11,795       .21
Philips Electronics NV 7.20% 2026                                    7,500      7,762       .14
Pioneer Natural Resources Co. 7.20% 2028                             5,000      4,864       .08
Reliance Industries Ltd. 10.50% 2046                                 1,500      1,356       .10
Reliance Industries Ltd., Series B, 10.25% 2097                      5,000      4,399
Royal Caribbean Cruises Ltd. 7.00% 2007                             17,000     17,409       .31
Samsung Electronics Co., Ltd. 7.45% 2002 (1)                         2,500      2,125       .04
TCI Communications, Inc. 8.75% 2015                                  4,000      4,816
Tele-Communications, Inc. 8.75% 2023                                 3,000      3,182
Tele-Communications, Inc. 9.25% 2023                                 3,000      3,499       .20
Time Warner Inc., Pass-Through Asset Trust 1997-1,
 6.10% 2001 (1) (2)                                                 10,000      9,951
Time Warner Inc. 9.125% 2013                                         3,000      3,651
Time Warner Inc. 7.25% 2017                                          5,000      5,215
Time Warner Inc. 6.85% 2026                                          4,825      4,960       .42
TKR Cable I, Inc. 10.50% 2007                                        4,000      4,401       .08
Waste Management, Inc. 7.00% 2006                                    3,000      3,105       .05
Wharf International Finance Ltd., Series A, 7.625% 2007             11,500      9,200       .16
                                                                            --------- ---------
                                                                              213,172      3.76
                                                                            --------- ---------
Electric Utilities - 0.47%
Commonwealth Edison Co. 9.875% 2020                                 11,000     13,109       .23
Israel Electric Corp. Ltd. 7.75% 2027 (1)                            6,000      5,989       .11
Transener SA 9.25% 2008 (1)                                          7,500      7,219       .13

                                                                            --------- ---------
                                                                               26,317       .47
                                                                            --------- ---------
Gas Utilities - 0.04%
Energen Corp., Series B, 7.125% 2028                                 2,500      2,534       .04
                                                                            --------- ---------

Telephone - 0.13%
Cable & Wireless Communications PLC, 6.625% 2005                     5,000      5,039       .09
U S WEST Capital Funding 6.25% 2005                                  2,500      2,495       .04
                                                                            --------- ---------
                                                                                7,534       .13
                                                                            --------- ---------

Transportation - 0.99%
Airplanes Pass Through Trust, pass-through certificates,
 Series I, Class C, 8.15% 2019 (2)                                   7,464      7,864       .14
Continental Airlines, Inc., pass-through certificates,
 Series 1996-2B, 8.56% 2014 (2)                                      1,898      2,132
Continental Airlines, Inc., pass-through certificates,
 Series 1996-A, 6.94% 2015 (2)                                       9,611      9,997
Continental Airlines, Inc., pass-through certificates,
 Series 1997-4A, 6.90% 2018 (2)                                      2,500      2,594       .26
Delta Air Lines, Inc., pass-through certificates,
 Series 1992-A2, 9.20% 2014 (2)                                      1,500      1,801
Delta Air Lines, Inc., pass-through certificates,
Series 1993-A2, 10.50% 2016 (2)                                      5,000      6,411       .14
United Air Lines, Inc. 10.67% 2004                                   5,000      5,974
United Air Lines, Inc., pass-through certificates,
 Series 1995-A1, 9.02% 2012 (2)                                      6,106      6,918
United Air Lines, Inc., pass-through certificates,
 Series 1995-A2, 9.56% 2018 (2)                                      4,000      4,983       .32
USAir, Inc., Class A, 6.76% 2008                                     7,047      7,277       .13
                                                                            --------- ---------
                                                                               55,951       .99
                                                                            --------- ---------
Financial - 3.07%
Ahmanson Capital Trust I Capital Securities, Series A, 8.36% 202     4,000      4,496       .08
AT&T Capital Corp. 6.60% 2005                                       10,000     10,071       .18
BankAmerica Capital III, BankAmerica Corp., Series 3,
 6.226% 2027 (3)                                                    12,500     12,244       .22
Bankers Trust NY 6.70% 2007                                          6,000      6,129       .11
Bank of Nova Scotia 5.812% Eurodollar Note (undated) (3)             4,000      3,480       .06
Barnett Capital I 8.06% 2026                                         4,000      4,372       .08
Beneficial Corp. 12.875% 2013                                        1,500      1,584       .03
BNP U.S. Funding LLC, Series A, 7.738% 2049 (1)                     14,000     13,970       .25
BT Capital Trust I 6.438% 2026 (3)                                  12,500     12,450       .22
Canadian Imperial Bank of Commerce 5.813% Eurodollar Note (undat     1,600      1,392       .02
Capital One Bank 7.35% 2000                                         10,000     10,207
Capital One Bank 8.125% 2000                                         4,000      4,117
Capital One Bank 6.375% 2003                                         6,000      6,005
Capital One Bank 7.15% 2006                                          5,000      5,065       .45
Central Fidelity Capital Trust I, Central Fidelity
 Banks Inc. 6.656% 2027 (3)                                          2,250      2,321       .04
Chase Capital II, Global Floating Rate Capital
 Securities, Series B, 6.219% 2027 (3)                               7,950      7,696       .14
Den Norske CreditBank 5.938% (undated) (3)                           3,000      2,505       .04
Executive Risk 7.125% 2007                                           2,500      2,560       .04
First Union Corp. 6.82%/7.57% 2026 (4)                               4,500      4,676       .08
Fuji International Finance (Bermuda) Trust, Fuji Bank, Ltd. 7.30%
 Eurodollar Note (undated) (3)                                       8,000      6,880       .12
Household Finance Corp. 6.40% 2008                                   7,000      6,990       .12
HSBC America Capital 7.808% 2026 (1)                                 2,500      2,555       .04
Lindsey Morden 7.00% 2008 (1)                                        8,000      5,412       .10
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026                    7,000      7,385       .13
Midland Bank 6.188% Eurodollar Note (undated) (3)                    4,000      3,399       .06
National Westminster Bank PLC 7.75% (undated)                        7,500      8,050       .14
Riggs National Corp. 8.875% 2027 (1)                                 2,000      2,226       .04
Washington Mutual Capital I Subordinated Capital Income
 Securities 8.375% 2027                                              4,050      4,569       .08
Zurich Capital Trust I Capital Securities 8.376% 2037 (1)           10,000     11,066       .20
                                                                            --------- ---------
                                                                              173,872      3.07
                                                                            --------- ---------

Real Estate - 0.85%
CarrAmerica Realty Corp. 6.875% 2008 (1)                             5,000      4,957       .09
EOP Operating LP 6.625% 2005 (1)                                     4,500      4,499
EOP Operating LP 7.25% 2018 (1)                                      2,000      2,001       .12
ERP Operating LP 7.95% 2002                                          1,500      1,579       .03
Irvine Apartment Communities, LP 7.00% 2007                          5,000      5,001       .09
Irvine Co., Series A, 7.46% 2006 (1) (5)                             2,500      2,571       .04
Security Capital Industrial Trust 7.875% 2009                        5,000      5,338       .09
Shopping Center Associates 6.75% 2004 (1)                            5,000      5,060       .09
SocGen Real Estate Co. LLC, Series A, 7.64% 2049 (1)                17,000     17,104       .30
                                                                            --------- ---------
                                                                               48,110       .85
                                                                            --------- ---------

Collateralized Mortgage/Asset-Backed
Obligations (2) -  2.84%
Asset-Backed Securities Investment Trust, Series 1997-D,
 6.79% 2003 (1)                                                     12,000     12,034       .21
Case Equipment Loan Trust, Series 1995-A, 7.30% 2002                 1,205      1,212       .02
Chase Manhattan Credit Card Master Trust, Series 1996-4,
 Class A, 6.73% 2003                                                 7,000      7,063       .12
Collateralized Mortgage Obligation Trust, Series 28, Class Z,
 8.45% 2017                                                         13,431     13,629       .24
Deutsche Mortgage & Asset Receiving Corp.,
 Series 1998-C1, Class A-1, 6.22% 2031                               9,875      9,900       .18
DLJ Mortgage Acceptance Corp., Series 1997-CF1,
 Class A1A, 7.40% 2006 (1)                                           2,809      2,947
DLJ Mortgage Acceptance Corp., Series 1996-CF2,
 Class A1B, 7.29% 2021 (1)                                           6,000      6,360
DLJ Mortgage Acceptance Corp., Series 1995-CF2,
 Class A1B, 6.85% 2027 (1)                                           6,000      6,176       .27
FIRSTPLUS Home Loan Owner Trust, Series 1996-4,
 Class A-3, 6.28% 2009                                               5,000      5,003       .32
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015                                              12,500     12,738
GMAC Commercial Mortgage Securities, Inc.,
 Series 1997-C1, Class A1, 6.83% 2003                                4,464      4,526       .08
Green Tree Financial Corp., pass-through certificates,
 Series 1995-9, Class A-5, 6.80% 2027                               10,000     10,138       .18
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (1)               4,072      3,500       .06
IMC Home Equity Loan Trust, Series 1996-2, Class A2,
 6.78% 2011                                                            784        782       .01
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (1)          7,475      7,999
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015 (1)          4,692      5,292       .23
J.P. Morgan Commercial Mortgage Finance Corp., pass-through
 certificates, Series 1996-C3, Class A-1, 7.33% 2028                 4,681      4,873       .09
Merrill Lynch Mortgage Investors, Inc., Seller
 Manufactured Housing Contract, Series 1995-C2,
 Class A-1, 7.325% 2021 (3)                                          3,672      3,733       .07
Morgan Stanley Capital I Inc., Series 1998-WF1, Class A-1, 6.25%    22,753     22,831       .40
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1,
 6.28% 2030                                                         14,766     14,863       .26
Structured Asset Securities Corp., pass-through
 certificates, Series 1996-CFL, Class A1C, 5.944% 2028               5,591      5,563       .10
                                                                            --------- ---------
                                                                              161,162      2.84
                                                                            --------- ---------
Governments (excluding U.S. Government) and
 Governmental Authorities - 0.10%
Canadian Government 4.25% 2026 (6)                                   7,766      5,629       .10
                                                                            --------- ---------

Federal Agency Obligations - Mortgage Pass-Throughs (2) - 2.38%
Fannie Mae:
 7.00% 2008                                                          3,438      3,506       .06
 6.00% 2013                                                         34,518     34,141       .60
 6.50% 2013                                                         39,600     39,969       .71
 8.50% 2024                                                          6,417      6,698       .12
 8.50% 2027                                                          5,651      5,896       .10
 12.00% 2028                                                         5,138      5,976       .11

Freddie Mac:
 8.50% 2008                                                            178        188       .00
 10.00% 2018                                                         6,165      6,700       .12
 8.50% 2020                                                          5,922      6,229       .11
 7.50% 2022                                                            755        775       .01
 7.50% 2024                                                          2,223      2,278       .04

Government National Mortgage Assn.:
 11.00% 2015                                                            66         75       .00
 9.50% 2018                                                             94        101       .00
 10.50% 2019                                                            44         49       .00
 7.00% 2022 (3)                                                      2,507      2,567       .05
 6.875% 2023 (3)                                                     7,908      8,082       .14
 8.00% 2023                                                          4,003      4,184       .08
 8.00% 2024                                                          3,472      3,598       .06
 7.50% 2026                                                          3,940      4,050       .07
                                                                            --------- ---------
                                                                              135,062      2.38
                                                                            --------- ---------
Federal Agency Obligations -  Other - 0.32%
FNSM Callable Principal STRIPS:
 0%/8.20% 2022 (4)                                                  10,000      9,780       .17
 0%/8.25% 2022 (4)                                                   1,500      1,473       .03
Freddie Mac 6.945% 2005                                              6,500      6,510       .12
                                                                            --------- ---------
                                                                               17,763       .32
                                                                            --------- ---------

U.S. Treasury Obligations - 13.42%
 6.25% July 1998                                                    50,000     50,047       .88
 6.875% July 1999                                                   10,000     10,139       .18
 7.125% February 2000                                               80,000     82,000      1.45
 8.75% August 2000                                                   7,500      7,978       .14
 14.25% February 2002                                                2,000      2,564       .05
 6.50% May 2002                                                     70,000     72,330      1.27
 3.625% July 2002 (6)                                               40,583     40,158       .71
 10.75% February 2003                                                7,300      8,825       .16
 10.75% May 2003                                                     5,000      6,093       .11
 11.125% August 2003                                                 8,500     10,584       .19
 11.875% November 2003                                              15,000     19,331       .34
 7.25% May 2004                                                    138,000    149,730      2.64
 7.25% August 2004                                                  25,000     27,199       .48
 6.50% May 2005                                                     60,000     63,328      1.12
 7.00% July 2006                                                    50,000     54,601       .96
 10.375% November 2009                                              15,000     18,743       .33
 10.00% May 2010                                                     2,000      2,492       .04
 10.375% November 2012                                              42,000     56,241       .99
 7.25% May 2016                                                     10,000     11,716       .21
 7.50% November 2016                                                 3,000      3,601       .06
 8.875% August 2017                                                 46,250     63,052      1.11
                                                                            --------- ---------
                                                                              760,752     13.42
                                                                            --------- ---------
TOTAL BONDS & NOTES                                                         1,607,858     28.37
                                                                            --------- ---------

SHORT-TERM SECURITIES
----------------------------------------------
Corporate Short-Term Notes - 11.38%
BellSouth Telecommunications, Inc. 5.47%-5.49% due 7/29-8/11/98     65,240     64,875      1.15
Campbell Soup Co. 5.45% due 7/13/98                                 15,000     14,970       .26
Ciesco LP 5.50%-5.52% due 7/6-7/27/98                               43,700     43,600       .77
Coca-Cola Co. 5.49%-5.50% due 7/20-8/27/98                          77,100     76,563      1.35
Ford Motor Credit Co. 5.50%-5.51% due 7/21-7/24/98                  45,400     45,241       .80
General Electric Capital Corp. 5.53%-6.25% due 7/1-8/13/98          45,700     45,483       .80
General Motors Acceptance Corp. 5.49%-5.52% due 7/10-7/28/98        82,300     82,072      1.45
International Business Machines Corp. 5.51% due 7/7-7/8/98          48,100     48,044       .85
Lucent Technologies Inc. 5.46%-5.50% due 7/7-8/25/98                86,100     85,739      1.51
Minnesota Mining & Manufacturing Co. 5.44%-5.46% due 8/20/98        27,000     26,790       .47
Motorola Inc. 5.49%-5.50% due 7/14-8/11/98                          53,270     53,080       .94
National Rural Utilities Cooperative Finance Corp. 5.48%-5.50%
 due 8/6-9/3/98                                                     58,900     58,497      1.03
                                                                            --------- ---------
                                                                              644,954     11.38
                                                                            --------- ---------
Federal Agency Short-Term Obligations - 2.61%
Freddie Mac 5.40%-5.45% due 7/1-8/31/98                            148,806    147,972      2.61
                                                                            --------- ---------


TOTAL SHORT-TERM SECURITIES                                                   792,926     13.99
                                                                            --------- ---------
TOTAL INVESTMENT SECURITIES (cost: $4,892,328,000)                          5,661,105     99.88
Excess of cash and receivables over payables                                    6,808       .12
                                                                            --------- ---------
NET ASSETS                                                                 $5,667,913      100%
                                                                            ========= =========


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the the public may require registration.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Coupon rates may change periodically.
(4) Step bond; coupon rate will increase at a later date.
(5) Valued under procedures established by the Board of Directors.
(6) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

----------------------------------------------
Common stocks appearing in the
portfolio since December 31, 1997
----------------------------------------------
Aetna
Ashland
Chrysler
Eaton
Equity Residential Properties
Hewlett-Packard
Spieker Properties
Suzuki Motor
Wells Fargo
Weyerhaeuser

----------------------------------------------
Common stocks eliminated from the
portfolio since December 31, 1997
----------------------------------------------
Bowater
Cognizant
Computer Associates International
Consolidated Edison
CSX
First Chicago NBD
Florida Progress
Ford Motor
Long Island Lighting
Lyondell Petrochemical
National City
Parker Hannifin
Schering-Plough
Time Warner

American Balanced Fund                                            (unaudited)
Financial Statements
----------------------------------------------        ---------     ---------
Statement of Assets and Liabilities                               (dollars in
at June 30, 1998                                                   thousands)
----------------------------------------------        ---------     ---------
Assets:
Investment securities at market
 (cost: $4,892,328)                                                $5,661,104
Cash                                                                    5,086
Receivables for -
 Sales of investments                                   $ 8,009
 Sales of fund's shares                                  11,962
 Dividends and accrued interest                          31,306        51,277
                                                      ---------     ---------
                                                                    5,717,467
Liabilities:
Payables for -
 Purchases of investments                                41,024
 Repurchases of fund's shares                             5,985
 Management services                                      1,344
 Accrued expenses                                         1,201        49,554
                                                      ---------     ---------
Net Assets at June 30, 1998 -
 Equivalent to $16.28 per share on
 348,165,255 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--500,000,000 shares)                                $5,667,913
                                                                    =========

Statement of Operations                                           (unaudited)
for the six months ended June 30, 1998                            (dollars in
                                                                   thousands)
----------------------------------------------        ---------     ---------
Investment Income:
Income:
 Dividends                                             $ 36,774
 Interest                                                75,243     $ 112,017
                                                      ---------
Expenses:
 Management services fee                                  7,887
 Distribution expenses                                    6,756
 Transfer agent fee                                       1,636
 Reports to shareholders                                    111
 Registration statement and prospectus                      329
 Postage, stationery and supplies                           334
 Directors' fees                                             25
 Auditing and legal fees                                     44
 Custodian fee                                               34
 Taxes other than federal
  income tax                                                  2
 Other expenses                                              54        17,212
                                                      ---------     ---------
 Net investment income                                                 94,805
                                                                    ---------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                     249,444
Change in unrealized appreciation on
 investments:
 Beginning of period                                    794,613
 End of period                                          768,780      (25,833)
                                                      ---------     ---------
 Net realized gain and change in unrealized
  appreciation on investments                                         223,611
                                                                    ---------
Net Increase in Net Assets Resulting
 from Operations                                                     $318,416
                                                                     ========
See Notes to Financial Statements


----------------------------------------------        ---------     ---------
Statement of Changes in Net Assets

                                                    (dollars in    thousands)
                                                    Six months     Year ended
                                                ended 6/30/1998*   12/31/1997
----------------------------------------------  ---------------- ------------
Operations:
Net investment income                                $   94,805   $   170,421
Net realized gain on investments                        249,444       371,017
Net change in unrealized appreciation
 on investments                                         (25,833)      315,174
                                                      ---------     ---------
 Net increase in net assets
  resulting from operations                             318,416       856,612
                                                      ---------     ---------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                    (94,020)     (161,568)
Distributions from net realized gain on
 investments                                            (26,328)     (386,924)
                                                      ---------     ---------
 Total dividends and distributions                     (120,348)     (548,492)
                                                      ---------     ---------
Capital Share Transactions:
Proceeds from shares sold: 49,363,013
 and 78,721,605 shares, respectively                    798,037     1,234,939
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 7,063,615 and 33,541,362 shares,
 respectively                                           113,434       521,713
Cost of shares repurchased: 29,449,535
 and 61,953,439 shares, respectively                   (477,475)     (970,176)
                                                      ---------     ---------

 Net increase in net assets resulting from
  capital share transactions                            433,996       786,476
                                                      ---------     ---------

Total Increase in Net Assets                            632,064     1,094,596
Net Assets:
Beginning of period                                   5,035,849     3,941,253
                                                      ---------     ---------
End of period (including undistributed net
 investment income: $25,999 and $25,214,             $5,667,913    $5,035,849
 respectively)                                        =========     =========
*Unaudited
See Notes to Financial Statements


Notes to Financial Statements (unaudited)


1. American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:


  Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions.

The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.


  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.


2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.


  As of June 30, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $768,776,000, of which $874,540,000 related to appreciated securities and $105,764,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended June 30, 1998. Net losses related to non-U.S. currency transactions of $9,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $4,892,328,000 at June 30, 1998.


3. The fee of $7,887,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.42% of the first $500 million of average net assets; 0.324% of such assets in excess of $500 million but not exceeding $1 billion; 0.30% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.282% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.27% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.262% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.255% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.25% of such assets in excess of $10.5 billion.


  Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended June 30, 1998, distribution expenses under the Plan were limited to $6,756,000. Had no limitation been in effect, the fund would have paid $7,351,000 in distribution expenses under the Plan. As of June 30, 1998, accrued and unpaid distribution expenses were $880,000.


  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $1,636,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,890,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 1998, aggregate amounts deferred and earnings thereon were $300,000.


  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4. As of June 30, 1998, accumulated undistributed net realized gain on investments was $248,876,000 and additional paid-in capital was $4,276,108,000.


  The fund made purchases and sales of investment securities, excluding short-term securities, of $1,541,611,000 and $1,311,070,000, respectively, during the six months ended June 30, 1998.


  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $34,000 includes $22,000 that was paid by these credits rather than in cash.


  Net realized currency losses on dividends, interest and withholding taxes reclaimable, on a book basis, were $9,000 for the six months ended June 30, 1998.

Per-Share Data and Ratios

                                              Six months
                                                   ended    Year   ended December       31
                                                            -----   -----  -------   -----  -----
                                              6/30/98 (1)     1997    1996     1995    1994  1993
                                              -----------   -----   -----  -------   -----  -----

Net Asset Value, Beginning of Period           $   15.68   $14.55  $14.15  $ 12.00  $12.57 $12.28
                                                 -------    -----   -----  -------   -----  -----
 Income from Investment Operations:
  Net investment income                              .28      .58     .57      .57     .57    .59
  Net realized gain and change in unrealized
   appreciation on investments                       .68     2.41    1.24     2.61    (.53)   .76
                                                 -------    -----   -----  -------   -----  -----
   Total income from
    investment operations                            .96     2.99    1.81     3.18     .04   1.35
                                                 -------    -----   -----  -------   -----  -----
 Less Distributions:
  Dividends from net investment
   income                                           (.28)   (.56)   (.56)    (.56)   (.56)  (.60)
  Distributions from net realized
   gains                                            (.08)  (1.30)   (.85)    (.47)   (.05)  (.46)
                                                 -------    -----   -----  -------   -----  -----
   Total Distributions                              (.36)  (1.86)  (1.41)   (1.03)   (.61) (1.06)
                                                 -------    -----   -----  -------   -----  -----
Net Asset Value, End of Period                 $ 16.28     $15.68  $14.55   $14.15  $12.00 $12.57
                                                 =======   ======   =====  =======   ===== ======

Total Return (2)                               6.17% (3)   21.04%  13.17%   27.13%    .34% 11.27%


Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                                   $5,668   $5,036  $3,941   $3,048  $2,082 $1,710
 Ratio of expenses to average
  net assets                                    .32% (3)     .65%    .67%     .67%    .68%   .71%
 Ratio of net income to average
  net assets                                   1.74% (3)    3.74%   4.01%    4.38%   4.76%  4.74%
 Average commissions paid per share (4)            3.97c    4.57c   5.78c    6.16c   6.25c  6.82c
 Portfolio turnover rate                      28.42% (3)   44.01%  43.85%   39.03%  32.05% 27.81%


1  Unaudited

2  Excludes maximum sales charge of 5.75%.

3 Based on operations for the period shown and, accordingly, not representative of a full year.

4  Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded. Generally, non-U.S.
 commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transaction amount because of the lower per-share prices of many non-U.S. securities.



SERVICES TO MATCH YOUR LIFESTYLE
THE AMERICAN FUNDS GROUP(R) SHAREHOLDER SERVICES

AMERICAN FUNDSLINE(R) AND FUNDSLINE ONLINE(SM)
Use our 24-hour phone line or visit our Web site to get fund information and handle a variety of transactions - all on your timetable.

AMERICAN FUNDSLINK(SM)
Link your American Funds accounts with your bank account. You can have fund dividends or automatic fund withdrawals deposited directly into your bank account. Or you can invest money directly from your bank account into your fund account on either a systematic or on-demand basis.

OTHER AUTOMATIC TRANSACTIONS
You can reinvest dividends into the same fund or another fund, make withdrawals and exchange shares between funds - quarterly, monthly or during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS
Use your dividend and capital gain distributions to meet your changing needs. You may:
D Automatically reinvest distributions back into the fund at no sales charge. D Cross-reinvest dividends into another fund at no sales charge. (Certain restrictions apply.)
D  Have dividends mailed or sent electronically to you or to someone else.

EXCHANGE PRIVILEGES
When it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - usually without paying a sales charge. Certain restrictions apply and there generally are tax consequences. Please consult your financial adviser and read the prospectus before you exchange shares.

QUESTIONS?
For more information about these services or any of the American Funds, please read a current prospectus, which you may obtain from your financial adviser or our Web site.

TO CONTACT AMERICAN FUNDS:
D Shareholder Services Representative, toll-free, 8 a.m. to 8 p.m. ET - 800/421-0180
  American FundsLine, toll-free 24-hour voice response unit - 800/325-3590 FundsLine OnLine, Web site - www.americanfunds.com
  By mail - Write to the service center nearest you.
(If you live outside the U.S., please write to the Western Service Center.)


[graphic: divided map of the United States; four sections depicting Western, Wesr Central, East Central, and Eastern service regions.]



WESTERN
SERVICE CENTER
American Funds
Service Company
P.O. Box 2205
Brea, California
92822-2205


WEST CENTRAL
SERVICE CENTER
American Funds
Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522


EAST CENTRAL
SERVICE CENTER
American Funds
Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007


EASTERN
SERVICE CENTER
American Funds
Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280

These services are subject to change or termination.
AMERICAN BALANCED FUND


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650


INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5804


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280


CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001


COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371


PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web.


This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

 [The American Funds Group(R)]
Printed on recycled paper
Litho in USA WG/FS/3978
(C)1998 American Funds Distributors, Inc.
Lit. No. AMBAL-013-0898
45047/15045


[back cover:  picture of green leaf at near bottom left hand corner.]